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                               FIFTH THIRD FUNDS

                         Supplement dated May 29, 2002
      to the Stock and Bond Mutual Funds Institutional Shares Prospectus, the Stock and Bond and Money Market Mutual Funds Advisor Shares Prospectus, and the Stock and Bond and Money Market Mutual Funds Investment A, B, and C Shares
                                  Prospectus,
                         each dated October 29, 2001.

This Supplement provides updated information regarding (1) the proposed reorganization of the Large Cap Growth Fund with and into the Large Cap Value Fund, (2) the proposed change in the investment objective of the Equity Income Fund, (3) current portfolio managers, (4) the addition of Investment C Shares to the Prime Money Market Fund, (5) the current independent auditor for Fifth Third Funds, (6) the name and benchmark index changes to the Pinnacle Fund, and
(7) the change to the capitalization range of the Micro Cap Value Fund. Please keep this Supplement and read it together with the applicable Prospectuses.

1. Proposed Reorganization of the Large Cap Growth Fund with and into the Large Cap Value Fund.

At a meeting held on April 10, 2002, the Board of Trustees of Fifth Third Funds unanimously approved, subject to shareholder approval, the reorganization of the Large Cap Growth Fund with and into the Large Cap Value Fund on or about July 29, 2002. The new fund, to be named the Large Cap Core Fund on or about July 25, 2002, will seek long-term capital appreciation with current income as a secondary objective. The new investment policies of the Large Cap Core Fund will reflect a blended investment style by investing in both growth oriented stocks and value oriented stocks.

2. Proposed Change to the Investment Objective of the Equity Income Fund.

At a meeting held on April 10, 2002, the Board of Trustees of Fifth Third Funds unanimously approved, subject to shareholder approval, the change in the investment objective of the Equity Income Fund to be effective on or about August 1, 2002. This Fund, to be renamed the Fifth Third Disciplined Large Value Fund, will seek long-term capital appreciation with current income as a secondary objective. Should shareholders approve the new investment objective, the investment strategies would be amended to reflect an investment focus on value oriented stocks.

3. Current Portfolio Managers.

Information regarding current portfolio managers appears below:

   Small Cap Growth Fund:   The co-portfolio managers are Michael S. Gilmore
   and Allan J. Meyers.

   International GDP Fund:   The co-portfolio managers are David C. Eder and
   Brian J. Smolinski.

   International Equity Fund:   The co-portfolio managers are Ann Thieverge
   (Managing Director of Morgan Stanley Dean Witter Investment Management Inc.) and David C. Eder.

   Mid Cap Fund:   The co-portfolio managers are Steven E. Folker and James E.
   Russell./*/

   Pinnacle Fund:   The co-portfolio managers are Thomas F. Maurath (Executive
   Vice President of Heartland Capital Management, Inc.) and Steven E. Folker.

   Quality Growth Fund:   The co-portfolio managers are Steven E. Folker, James
   E. Russell./*/ and John B. Schmitz.

   Balanced Fund:   The co-portfolio managers are James E. Russell/*/ and
   Steven E. Folker regarding the equity portion and Mitchell L. Stapley and John L. Cassady III regarding the fixed income portion.

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   Intermediate Municipal Bond Fund:   The co-portfolio managers are Michael J.
   Martin and Sarah M. Quirk.

   Short Term Bond Fund:   The co-portfolio managers are Mitchell L. Stapley,
   W. Brian Cothran/**/ and David L. Withrow./***/

   Technology Fund:   The co-portfolio managers are Sunil M. Reddy and Jon M.
   Fisher./****/
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/*/  James E. Russell is the Director of Equity Research and Growth Funds
     Management. In this role he is the co-portfolio manager of the Fifth Third Balanced Fund, carries a moderate personal trust account load and oversees the Equity Research and Growth Funds management teams. Mr. Russell graduated from Centre College with a BS before going on to obtain his MBA from Emory University. He earned the CFA designation in 1994 and has over 14 years of investment experience as an analyst, portfolio manager, and fund manager. Mr. Russell is a former member of Centre College's Alumni Board, an active member of Emory University's Business School Advisory Board and a youth baseball coach.
/**/ W. Brian Cothran is an Assistant Vice President and Fixed Income Portfolio
     Manager for Fifth Third Investment Advisors and Fifth Third Asset Management Inc. Prior to becoming co-portfolio manager of the Fifth Third Short Term Bond Fund, he was the Senior Fixed Income Trader and the Head of the Fixed Income Trading Desk. Mr. Cothran has over 10 years of investment experience and has been with Fifth Third since 1997. He is a member of the Association for Investment Management and Research and the Cincinnati Society of Financial Analysts. Brian earned a BA in Business Administration with a concentration in finance from the University of Mississippi.
/***/ David L. Withrow graduated from Anderson University and earned a B.A. in
      Economics. Mr. Withrow earned his CFA designation in 1993. He has more than 12 years of investment experience. He joined Fifth Third Bank Investment Advisors Division in 1999. As a Senior Fixed Income Portfolio Manager, Mr. Withrow is responsible for the management of actively managed fixed income portfolios and the Fifth Third Short Term Bond Fund. Mr. Withrow is a member of AIMR and the Cincinnati Society of Financial Analysts.
/****/ Jon M. Fisher is an Assistant Vice President and the Group Head Of
       Equity Research for Fifth Third Asset Management. Mr. Fisher received his B.B.A. in Finance from the University of Iowa and earned the Chartered Financial Analyst designation in 1996. Prior to joining Fifth Third in 2000, he worked seven years at PNC as a portfolio manager and a generalist equity analyst and spent two years with Dain Bosworth, Inc. also as an equity analyst. Mr. Fisher teaches a course in Economics and Basic Investments for the Cincinnati Chapter of the American Institute of Bankers. He currently serves as the Chairperson of the Membership Committee for the Cincinnati Society of Financial Analysts.

4. Investment C Shares Now Offered by the Prime Money Market Fund.

Revised information pertaining to the Investment C Shares of the Prime Money Market Fund appears below:

   a. The return table on page 57 will add Investment C shares information as follows:

         Average Annual Total Returns (for the periods ended December 31, 2001)

                                                   Inception           Past 5
                                                     Date    Past Year Years  Since Inception
---------------------------------------------------------------------------------------------
Investment C Shares+
(with applicable Contingent Deferred Sales Charge)  8/11/92    2.80%    3.99%      3.71%
---------------------------------------------------------------------------------------------

  /+ /Investment C shares were not in existence prior to May 1, 2002.
     Performance for the period from August 11, 1992 through October 10, 2000 is based on the performance for Investment A shares, adjusted to reflect the higher expenses and applicable sales charges for Investment C shares. Performance for the period from October 11, 2000 through December 31, 2001 is based on the performance for Investment B shares, adjusted to reflect the expenses and sales charges for Investment C shares.

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b. The fee table on page 71 will add Investment C shares information as follows:

                                            Fifth Third Prime Money Market Fund
                                                                              C

      Shareholder Fees
      -------------------------------------------------------------------
      Maximum Sales Charge (Load) Imposed on Purchases             None
      -------------------------------------------------------------------
      Maximum Sales Charge (Load) Imposed on Reinvested Dividends  None
      -------------------------------------------------------------------
      Maximum Deferred Sales Load                                 1.00%*
      -------------------------------------------------------------------

      Annual Fund Operating Expenses
      (as a percentage of average net assets)
      Management fees                                             0.40%
      -------------------------------------------------------------------
      Distribution/Service (12b-1) fees                           0.75%
      -------------------------------------------------------------------
      Other expenses                                              0.48%
      -------------------------------------------------------------------
      Total Annual Fund Operating Expenses                        1.63%**
      -------------------------------------------------------------------
      Fee Waiver and/or Expense Reimbursements                       --
      -------------------------------------------------------------------
      Net Expenses                                                   --
      -------------------------------------------------------------------

 /*/ The CDSC for Investment C shares of 1.00% applies to shares redeemed within the first year of purchase.
/**/ The Funds' Advisor and Administrator have voluntarily agreed to waive fees and/or reimburse expenses to limit total annual operating expenses for the Prime Money Market Fund to 1.56% for Investment C shares. These waivers and/or expense reimbursements may be discontinued at any time.

   c. The expense example table on page 77 will add Investment C shares information as follows:

                Fifth Third Prime Money  1     3     5    10
                Market Fund             Year Years Years Years
                -----------------------------------------------
                Investment C Shares
                Assuming Redemption     $266 $514  $887  $1,933
                Assuming no Redemption  $166 $514  $887  $1,933
                -----------------------------------------------

5. Effective May 1, 2002, PricewaterhouseCoopers, LLP has been appointed as Fifth Third Funds' independent auditor.

6. Name and Benchmark Index Changes to the Pinnacle Fund.

At a meeting held on April 10, 2002, the Board of Trustees of Fifth Third Funds unanimously approved changes to the Pinnacle Fund's name and benchmark index to be effective on or about August 1, 2002. The Fund, to be renamed the Large Growth Opportunity Fund, will continue to invest its assets in growth oriented stocks. The Fund will also invest at least 80% of its assets in large cap securities. The benchmark index for the Large Growth Opportunity Fund will change from the S&P 500(R) Index to the Russell 1000(R) Growth Index in order to better represent the Fund's investment strategies for comparison purposes.

7. Capitalization Range of the Micro Cap Value Fund.

The Micro Cap Value Fund will invest at least 80% of its assets in equity securities of micro cap companies. Micro cap companies are now defined as those companies whose equity securities have a total market value of between $10,000,000 and $300,000,000.

SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

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